CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of critical accounting estimates and judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 4 – CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

As part of the financial reporting process, Company management is required to make estimates that affect the value of assets, liabilities, income, expenses and certain disclosures included in the Company’s consolidated financial statements. By their very nature, such estimates are subjective and complex and consequently may differ from actual results.

The accounting estimates used in the preparation of the financial statements are continually evaluated and adjusted based on historical experience and other factors, including expectation of future events that are believed to be reasonable under the circumstances.

Described below are the critical accounting estimates used in the preparation of the financial statements, the formulation of which required Company management to make assumptions as to circumstances and events that involve significant uncertainty. In using its judgment to determine the accounting estimates, the Company takes into consideration, as appropriate, the relevant facts, past experience, the effect of external factors and reasonable assumptions under the circumstances.

Development expenses

Development expenses are capitalized in accordance with the accounting policy described in Note 2n. The capitalization of costs is based on management’s judgment of technological and economic feasibility, which is usually achieved when a development project reaches a predefined milestone, or when the Company enters into a transaction to sell the know-how that resulted from the development process. In determining the amount to be capitalized, management makes assumptions as to the future anticipated cash inflows from the assets, and the anticipated period of future benefits. Company management has concluded that, as of December 31, 2018, the foregoing conditions have not been met and therefore development expenses have not been capitalized for any project.

If management had determined that the aforementioned conditions had been met, the capitalization of development costs would have resulted in an increase in the Company’s profit or a decrease in its loss.

Impairment of intangible assets

The Company performs impairment reviews of intangible assets on an annual basis, or more frequently if events or changes in circumstances indicate a potential impairment. In light of the clinical progress and additional expenses incurred with regard to the clinical development of BL-8040 and AGI-134, the Company has concluded that the value of its intangible assets is higher than their carrying value.